UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22240

Partners Group Private Equity (Institutional), LLC

(Exact name of registrant as specified in charter)
c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from April 1, 2011 to September 30, 2011
(Unaudited)

(Including the Financial Statements of the Partners Group Private Equity (Master Fund), LLC)

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2011 to September 30, 2011
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2011 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $26,601,561)	$33,149,329
Receivable for tender	1,716,500
Interest receivable	1

Total Assets	$34,865,830

Liabilities
Repurchase amounts payable	$1,716,500
Expense waiver recoupment	86,940
Accounting and administration fees payable	7,746
Professional fees payable	5,250
Registration fees payable	1,250
Custodian fees payable	800
Other expenses payable	2,544

Total Liabilities	1,821,030

Members' Equity	$33,044,800

Members' Equity consists of:
Members' Capital Paid-in	$27,437,305
Accumulated net investment loss	(357,462)
Accumulated net realized gain on investments and foreign currency translation	830,889
Accumulated net unrealized appreciation on investments and foreign currency translation	5,792,252
Accumulated Adviser's Incentive Allocation	(658,184)

Total Members' Equity	$33,044,800

Number of Outstanding Units	26,798

Net Asset Value per Unit	$1,233.11

The accompanying notes are an integral part of these Financial Statements.

1

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from April 1, 2011 through September 30, 2011 (Unaudited)

Fund Investment Income	$7

Fund Operating Expenses
Accounting and Administration fees	23,168
Professional fees	5,249
Custodian fees	1,200
Registration fees	550
Other expenses	4,050
Total Operating Expenses	34,217

Expense Waiver Recoupment	78,184

Total Fund Operating Expenses	112,394

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Interest	373,808
Expenses	(268,474)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	105,334

Net Investment Loss	(7,060)

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign
Currency Allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain from investments	54,541
Net realized gain on foreign currency contracts	13,901
Net realized gain distributions from underlying funds	224,913
Net change in accumulated unrealized appreciation on investments and foreign currency translation	998,666

Net Realized Gain and Change in Unrealized Appreciation on Investments and Foreign	1,292,021
Currency Allocated from Partners Group Private Equity (Master Fund), LLC

Adviser's Incentive Allocation	(151,750)

Net Increase in Members' Equity from Operations	$1,133,211

The accompanying notes are an integral part of these Financial Statements.

2

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
Period from April 1, 2011 through September 30, 2011 (Unaudited)

Members'
Capital

Members' Capital at April 1, 2011	$28,618,075
Capital contributions	5,413,927
Capital tenders	(2,120,413)
Net investment loss	(7,060)
Net realized gain from investments	54,541
Net realized gain on foreign currency contracts	13,901
Net realized gain distributions from underlying funds	224,913
Net change in accumulated unrealized appreciation on investments and foreign currency translation	998,666
Adviser's Incentive Allocation	(151,750)

Members' Capital at September 30, 2011	$33,044,800

Units outstanding, beginning of period	24,042
Units sold	4,474
Units repurchased	1,718
Units outstanding, end of period	26,798

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from April 1, 2011 through September 30, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$1,133,211
Adjustments to reconcile Net Increase in Members' Equity from
Operations to net cash provided by operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(3,293,514)
Net investment loss allocated from Partners Group Private Equity (Master Fund), LLC	(105,334)
Net realized gain from investments allocated from Partners Group Private Equity (Master Fund), LLC	(54,541)
Net realized gain on foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(13,901)
Net realized gain distributions from Private Equity Investments allocated from Partners Group Private Equity (Master Fund), LLC	(224,913)
Net change in accumulated unrealized apreciation on Investments and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(905,303)
Adviser's Incentive Allocation	151,750
Increase in Receivable for tender from Partners Group Private Equity (Master Fund), LLC	(210,291)
Decrease in interest receivable	1
Decrease in organizational fees payable	(66,962)
Increase in repurchase amounts payable	210,291
Increase in expense waiver recoupment	78,184
Increase in professional fees payable	5,250
Increase in accounting and administration fees payable	4,063
Decrease in custodian fees payable	(2,400)
Increase in registration fees payable	550
Increase in other expenses payable	345
Net Cash Used in Operating Activities	(3,293,514)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	5,413,927
Proceeds from Members' capital tenders	(2,120,413)
Net Cash Provided by Financing Activities	3,293,514

Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at End of Period	$-

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Financial Highlights

				Period from
	Period from April 1, 2011 through		Year Ended	July 1, 2009 through
	September 30, 2011 (unaudited)		March 31, 2011	3/31/2010 (1)

Per Unit Operating Performances (2)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,190.31		$1,035.71	$1,000.00	(3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	1.24		(3.20)	(14.96)
Net realized and unrealized gain on investments	41.56		157.80	50.67

Net Increase in Members' Equity from Operations	42.80		154.60	35.71

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	-		-	-

NET ASSET VALUE, END OF PERIOD	$1,233.11		$1,190.31	$1,035.71

TOTAL NET ASSET VALUE RETURN (4)	3.60	%(7)	14.93%	3.57	%(7)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	33,045		28,618	21,621
Net investment loss to average net assets, excluding Incentive Allocation	(0.04	)%(8)	(0.50)%	(3.36	)%(8)
Ratio of gross expenses to average net assets, excluding Incentive Allocation (5)	1.85	%(8)	2.51%	5.31	%(8)(9)
Ratio of expense waiver to average net assets	0.45%		(0.21)%	(1.15)%
Ratio of net expenses to average net assets, excluding Incentive Allocation (6)	2.30	%(8)	2.30%	4.16	%(8)(9)
Ratio of Incentive Allocation to average net assets	0.46	%(7)	1.61%	0.83	%(7)
Portfolio Turnover	4.87%		5.71%	0.00%

(1)	The Fund commenced operations on July 1, 2009
(2)	Selected data for a unit of membership interest outstanding throughout the period.
(3)	The net asset value for the beginning period July 1, 2009 (Commencement of operations through March 31, 2010 represents the initial contribution per unit of 1,000.
(4)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(6)	Effective February 1, 2010, the Fund is voluntarily capped at 2.3%. See note 2.d. for a more thorough Expense Limitation Agreement discussion.
(7)	Not annualized
(8)	Annualized
(9)	The Organizational Expenses are not annualized for the ratio calculation

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited)

1.	Organization

Partners Group Private Equity (Institutional), LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.  To achieve its objective, the Fund will invest substantially all of its assets into Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act.  The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of such board, or the Adviser. Units of limited liability company interests (“Units”) in the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended.  The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix I.

The percentage of the Master Fund’s beneficial interests owned by the Fund at September 30, 2011, was 12.25%.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

The method by which the Fund values the investment in the Master Fund is based on the ownership interests of the Master Fund’s net asset value allocated to the Fund.  Investments held by the Master Fund include direct, primary and secondary private equity investments (collectively, “Private Equity Investments”).  The Master Fund values interests in the Private Equity Investments at fair value in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective Private Equity Investments’ offering documents. Valuations of Private Equity Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Adviser. Income and expenses are recorded on an accrual basis.

6

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

e. Expense Limitation Agreement

Effective February 1, 2010, the Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund.  The Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 2.30%, on an annualized basis (the “Expense Limit”).  For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain within the Expense Limit. The Expense Limitation Agreement has an initial two-year term, but it may be terminated by the Adviser or the Fund at any time that the Fund would not exceed the Expense Limit without giving effect to any Waiver.  For the six month period ended September 30, 2011, the Adviser didn’t waive any fees or assume any expenses of the Fund and also recaptured $78,184.  At September 30, 2011, no amounts were subject to recapture by the Adviser.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments.  Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2011, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations..

h. Cash and cash equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents including amounts held in interest bearing deposit accounts.

At times, such amounts may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results can differ from those estimates.

j. Organization Expenses

Costs incurred in connection with the organization of the Fund were $140,291 of which $62,721 was waived on behalf of the Master Fund by the Adviser and will not be borne by the Fund.  $42,097 was expensed for the fiscal period ended March 31, 2010 and the remaining $35,473 was expensed for the fiscal year ended March 31, 2011.

7

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

3.	Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Fund’s financial statements.  The Master Fund, in which the Fund invests, is considered a Level 3 security.

4.	Allocation of Members’ Capital

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Members other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account on its books for each Member. As of any date, the capital account of a Member shall be equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves, other than among all Members in accordance with the number of Units held by each Member, shall be treated as a partial redemption of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made, and such Member’s Units shall be reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made, and such Member’s Units shall be increased thereby as appropriately determined by the Fund.  As of September 30, 2011, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5.	Subscriptions and Repurchase of Members’ Interests

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for interests in the Master Fund, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund.

6.	Related Party Transactions and Other

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund level and allocated to the Fund based on the Fund’s ownership interest in the Master Fund.  The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser).  The Advisers’ capital account in the Master Fund is maintained solely for the purpose of allocating the Incentive Allocation.

8

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

6.	Related Party Transactions and Other (continued)

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”).  Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period.  The Incentive Allocation is calculated and charged to each Member as of the end of each Allocation Period.  The Allocation Period with respect to a member whose interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the interest so repurchased or transferred.  In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending.  The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the interest so repurchased or transferred.  For the six month period ended September 30, 2011 an Incentive Allocation of $151,750 was credited to the Incentive Allocation Account from the Fund.

At September 30, 2011, the Adviser owned $21,557,679 of the Fund (65% of Members Equity).

UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses.  For the year ended September 30, 2011, the Fund paid $23,168 in administration and accounting fees.

7.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments.   These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements, the Confidential Private Placement Memorandum and Statement of Additional Information.

8.	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective October 1, 2011 and November 1, 2011, there were additional capital contributions to the Fund in the amounts of $524,000 and $0, respectively.  In addition, the board accepted tender requests in the amount of $1,738,071, which will be effective as of December 31, 2011.

9

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from April 1, 2011 to September 30, 2011
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2011 to September 30, 2011
(Unaudited)

Table of Contents

Schedule of Investments	1-2
Statement of Assets, Liabilities and Members' Equity	3
Statement of Operations	4
Statements of Changes in Members' Equity	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-15
Other Information	16

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2011 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages as a percentage of total investments are as follows:

Private Equity Investments (76.91%) a
Direct Investments * (41.66%)
Direct Equity (16.07%)	Investment type	Geographic Region b	Fair Value
ACP Viking Co-Investment, LLC c	Member interest	North America	$2,300,000
AnaCap Calcium L.P. c	Limited partnership interest	Western Europe	3,895,343
ATX Networks Holdings, LLC c	Member interest	North America	90,000
CD&R Univar Co-Investor, L.P. c	Limited partnership interest	North America	2,407,479
Collins Foods Holding Pty, Ltd. c	Common equity	Asia - Pacific	87,442
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	5,551,955
DLJSAP BookCO, LLC c	Member interest	South America	641,788
EQT Marvin Co-Investment, L.P. c	Limited partnership interest	Western Europe	1,255,668
Gemini Global Holdings Investor, LLC c	Common equity	North America	180,000
Gemini Global Holdings Investor, LLC c	Preferred equity	North America	3,420,000
HGI Global Holdings, Inc. c	Common equity	North America	303,357
Kahuna Holdco Pty Limited c	Common equity	Asia - Pacific	1,550,134
KKBS Group Holdings, LLC c	Member interest	North America	65,308
KLFS Holdings, L.P. c	Limited partnership interest	North America	1,700,000
Learning Care Group (US), Inc. c	Warrants	North America	8,804
Mauritius (Luxembourg) Investments S.àr.l. c	Common equity	Western Europe	1,452,321
MPH Acquisition Holdings, LLC c	Member interest	North America	2,500,000
NDES Holdings, LLC c	Member interest	North America	5,000,000
Spring Topco, Ltd. c	Common equity	North America	3,574,460
Surgery Center Holdings, Inc. c	Preferred equity	North America	62,815
Swissport II Co-Invest FCPR c	Common equity	Western Europe	3,480,198
Valhalla Co-Invest, L.P. c	Limited partnership interest	Western Europe	3,954,217
			43,481,289

Direct Debt (25.59%)	Interest	Maturity	Investment type	Geographic Region b	Fair Value
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,838,626
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	944,161
Bausch & Lomb, Inc.	Libor + 3.25%	4/26/2015	Senior	North America	2,860,616
Biomnis	7.00% +2.875% PIK (steps up to Euribor + 5.00% +2.875% PIK)	5/17/2017	Mezzanine	Western Europe	1,729,007
Biomnis	7.00% +2.875% PIK (steps up to Euribor + 5.00% +2.875% PIK)	5/17/2017	Mezzanine	Western Europe	2,820,487
Dynamic Research Corp.	12.00% + 1.00% PIK	6/30/2017	Mezzanine	North America	10,000,000
Global Tel*Link Corporation	Libor + 11.25% (1.75% floor)	5/10/2017	Second lien	North America	4,000,000
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,229,063
Kahuna Bidco Pty Limited	BBSY + 5.00% + 3.5% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,736,523
KKBS Holdings LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,433,367
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,031,118
Learning Care Group (US), Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	636,672
Learning Care Group (US) No. 2, Inc.	12.00%	6/30/2016	Senior	North America	2,208,171
Newcastle Coal Infrastructure Group	BBSY + 6.50% (step-ups to 9.0%)	1/22/2023	Senior	Asia - Pacific	3,926,189
Securitas Direct Holding AB	3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,414,482
ServiceMaster Company, The	Libor + 2.50%	7/24/2014	Senior	North America	2,751,336
Starbev Investments S.ar.I	11.00% PIK	12/31/2017	Mezzanine	South America	7,866,334
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,574,870
Svensk Utbildning Intressenter Holding AB	Libor (SEK) + 5.00% + 7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,573,816
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% floor)	9/27/2017	Mezzanine	Western Europe	640,775
					69,215,613
Total Direct Investments (41.66%)					$112,696,902

Secondary Investments* (34.71%)	Geographic Region b	Fair Value
3i Europartners Vb, L.P.	Western Europe	$1,183,018
Advent International GPE VI, L.P. c	Western Europe	2,713,807
Apax Europe VI - A, L.P. c	Western Europe	517,113
Apax Europe VII - B, L.P. c	Western Europe	604,555
Apollo Investment Fund IV, L.P. c	North America	64,760
Apollo Investment Fund VI, L.P.	North America	2,371,892
Apollo Investment Fund VII, L.P.	North America	1,095,308
Apollo Overseas Partners (Delaware) VII, L.P.	North America	457,231
Ares Corporate Opportunities Fund III, L.P.	North America	204,901
Bain Capital Fund X, L.P. c	North America	11,533,382
Bain Capital X Co-Investment Fund, L.P. c	North America	468,380
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	672,251

Secondary Investments* (34.71%) (continued)	Geographic Region b	Fair Value
Blackstone Capital Partners V/F, L.P.	North America	$4,259,021
Blackstone Capital Partners V-S, L.P. c	North America	380,130
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	197,276
Candover 2005 Fund, L.P. c	Western Europe	1,162,549
Carlyle Partners IV, L.P.	North America	3,289,602
Carlyle Partners V, L.P.	North America	882,798
Carlyle Partners V/B, L.P.	North America	3,323,993
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	142,994
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	477,158
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,445,062
Clayton, Dubilier & Rice Fund VII L.P.	North America	3,329,807
CVC European Equity Partners IV Tandem Fund, L.P.	Western Europe	934,722
CVC European Equity Partners V, L.P.	Western Europe	1,358,079
Duke Street Capital V, L.P.	Western Europe	60,553
Duke Street Capital VI, L.P.	Western Europe	612,434
Fourth Cinven Fund, L.P.	Western Europe	755,415
Green Equity Investors Side V, L.P.	North America	2,079,491
Harvest Partners V, L.P. c	North America	620,556
H.I.G Bayside Debt & LBO Fund II, L.P.	North America	644,552
Highstar Capital III Prism, L.P.	North America	1,984,625
Investcorp Private Equity 2007 Fund, L.P. c	North America	3,862,706
Investcorp Technology Partners III, L.P. c	North America	1,876,500
Irving Place Capital Partners II, L.P.	North America	148,404
Irving Place Capital Partners III, L.P.	North America	1,267,961
KKR European Fund III, L.P. c	Western Europe	3,002,557
Madison Dearborn Capital Partners V, L.P.	North America	5,669,417
Madison Dearborn Capital Partners VI-C, L.P. c	North America	431,856
MidOcean Partners III, L.P.	North America	1,772,721
Montagu III, L.P.	Western Europe	353,779
Palladium Equity Partners III, L.P.	North America	636,352
Permira IV, L.P.	Western Europe	2,791,015
Providence Equity Partners IV, L.P.	North America	235,802
Providence Equity Partners V, L.P. c	North America	1,335,747
Providence Equity Partners VI, L.P.	North America	980,497
Silver Lake Partners III, L.P.	North America	4,011,584
Silver Lake Sumeru Fund, L.P.	North America	426,451
Thomas H. Lee Parallel (DT) Fund VI, L.P. c	North America	2,082,653
Thomas H. Lee Parallel Fund VI, L.P.	North America	1,939,676
TPG Partners V, L.P. c	North America	3,002,641
TPG Partners VI, L.P.	North America	291,563
Warburg Pincus Private Equity IX, L.P.	North America	1,237,908
Warburg Pincus Private Equity X, L.P.	North America	6,705,625
Total Secondary Investments (34.71%)		$93,890,830

Primary Investments* (0.54%)	Geographic Region b	Fair Value
Avista Capital Partners II, L.P.	North America	$1,019,099
Baring Asia Private Equity V, L.P. c	Asia - Pacific	88,219
EQT VI (No. 1) Limited Partnership c	Western Europe	66,650
Patria - Brazilian Private Equity Fund IV, L.P. c	South America	288,476
Total Primary Investments (0.54%)		$1,462,444

Total Private Equity Investments (Cost $185,214,306) (76.91%)		$208,050,176

Short-Term Investments (20.33%)

U.S. Government Treasury Obligations (20.33%)

U.S. Treasury Bill, 0.00%, 10/6/2011 d		$20,000,000
U.S. Treasury Bill, 0.00%, 11/3/2011 d		20,000,000
U.S. Treasury Bill, 0.00%, 11/25/2011 d		15,000,000
Total U.S. Government Treasury Obligations (20.33%)		$55,000,000

Total Short-Term Investments (Cost $55,000,000) (20.33%)		$55,000,000

Total Investments (Cost $240,214,306) (97.24%)		$263,050,176

Other Assets in Excess of Liabilities (2.76%)		7,456,496

Members' Equity (100.00%)		$270,506,672

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.   Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

a  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale.
b  Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
c   Non-income producing.
d  Each issue shows the rate of the discount at the time of purchase.
Total cost and fair value of restricted portfolio funds as of September 30, 2011 was $185,214,306 and $208,050,176, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2011 (Unaudited)

Assets
Investments in portfolio funds, at fair value (cost $185,214,306)	$208,050,176
Investments in short-term investments, at fair value (cost $55,000,000)	55,000,000
Cash	9,891,064
Cash denominated in foreign currencies (cost $46,463)	39,725
Interest receivable	680,695
Receivable for private equity investments sold	284,931
Prepaid Assets	28,001

Total Assets	$273,974,592

Liabilities
Repurchase amounts payable	$2,409,515
Management fee payable	821,504
Professional fees payable	170,592
Managers' fees payable	22,500
Accounting and administration fees payable	35,343
Custodian fees payable	6,202
Other expenses payable	2,264

Total Liabilities	3,467,920

Members' Equity	$270,506,672

Members' Equity consists of:
Members' Capital Paid-in	$243,279,726
Accumulated net investment income	384,593
Accumulated net realized gain	4,012,807
Accumulated net unrealized appreciation on investments and foreign currency translation	22,829,546

Total Members' Equity	$270,506,672

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from April 1, 2011 through September 30, 2011 (Unaudited)

Investment Income
Dividends	$167,495
Interest	2,455,391

Total Investment Income	2,622,886

Operating Expenses
Management fee	1,486,892
Professional fees	192,061
Accounting and administration fees	93,624
Managers' fees	45,000
Insurance expense	27,518
Custodian fees	16,588
Other expenses	11,100
Total Operating Expenses	1,872,783

Net Expenses	1,872,783

Net Investment Income	750,103

Net Realized Gain and Change in Unrealized Appreciation/ (Depreciation) on Investments and Foreign Currency
Net realized gain from investments	407,786
Net realized gain on foreign currency contracts	95,892
Net realized gain distributions from underlying funds	1,540,993
Net change in accumulated unrealized appreciation/ (depreciation) on:
Investments	6,363,111
Foreign currency translation	(398,013)

Net Realized Gain and Change in Unrealized Appreciation/ (Depreciation) on Investments and Foreign Currency	8,009,769

Net Increase in Members' Equity From Operations	$8,759,872

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
For the periods ended March 31, 2011 and September 30, 2011 (Unaudited)

			Total
		Members'	Members'
	Adviser's Equity	Capital	Capital

Members' Capital at March 31, 2010	$135,777	$28,077,977	$28,213,754
Capital contributions		128,139,484	128,139,484
Capital tenders	(1,236,977)	(5,899,295)	(7,136,272)
Net investment income		257,825	257,825
Net realized gain from investments		-	-
Net realized gain on foreign currency contracts		1,093	1,093
Net realized gain distributions from underlying funds		1,848,889	1,848,889
Net change in accumulated unrealized appreciation on investments and foreign currency translation		15,001,521	15,001,521
Adviser's Incentive Allocation from April 1, 2010 to March 31, 2011	1,710,937	(1,710,937)	-

Members' Capital at March 31, 2011	$609,737	$165,716,557	$166,326,294

Members' Capital at April 1, 2011	$609,737	$165,716,557	$166,326,294
Capital contributions	-	100,377,478	100,377,478
Capital tenders	(1,607,184)	(3,349,789)	(4,956,973)
Net investment income	-	750,103	750,103
Net realized gain from investments	-	407,786	407,786
Net realized gain on foreign currency contracts	-	95,892	95,892
Net realized gain distributions from underlying funds	-	1,540,993	1,540,993
Net change in accumulated unrealized appreciation on investments and foreign currency translation	-	5,965,099	5,965,099
Adviser's Incentive Allocation from April 1, 2011 to September 30, 2011	997,447	(997,447)	-

Members' Capital at September 30, 2011	$-	$270,506,672	$270,506,672

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Period April 1, 2011 through September 30, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$8,759,872
Adjustments to reconcile Net Increase in Members' Equity from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(6,675,334)
Net change in accumulated unrealized appreciation from foreign currency translation	-
Net realized gain from investments	(407,786)
Purchases of Private Equity Investments	(94,247,951)
Distributions received from Private Equity Investments	7,528,577
Net (purchases) sales of short-term investments	(5,002,808)
Increase in dividends and interest receivable	(323,495)
Increase in receivable for private equity investments sold	(284,931)
Decrease in prepaid assets	16,273
Decrease in investment purchases payable	(4,080,482)
Decrease in due to custodian	(101,187)
Increase in management fee payable	332,622
Decrease in repurchase amounts payable	(2,710,869)
Decrease in organizational fees payable	(66,962)
Decrease in professional fee payable	(31,658)
Increase in accounting and administration fees payable	24,092
Decrease in custodian fees payable	(20,255)
Decrease in other expenses payable	(10,569)
Net Cash Used in Operating Activities	(97,302,851)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	100,377,478
Proceeds from Members' capital tenders	(4,956,973)

Net Cash Provided by Financing Activities	95,420,505

Net change in cash and cash equivalents	(1,882,346)

Cash and cash equivalents at beginning of period	11,813,135

Cash and Cash Equivalents at End of Period	$9,930,789

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Highlights

				Period from Commencement
	Period from			of Operations -
	April 1, 2011 through		Year Ended	July 1, 2009 through
	September 30, 2011 (unaudited)		March 31, 2011	March 31, 2010

Total Return Before Incentive Allocation(1)	2.34	%(3)	11.08%	4.30	%(3)

Total Return After Incentive Allocation(1)	1.92	%(3)	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$270,507		$166,326	$28,214
Net investment gain (loss) to average net assets before Incentive Allocation (4)	0.66%		(0.06)%	(3.02)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2) (4)	1.65	%(5)	2.20%	4.96	%(5)
Incentive Allocation to average net assets	0.44	%(3)	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets (2) (4)	2.09	%(5)	4.06%	5.95	%(5)
Expense waivers to average net assets (4)	0.00%		(0.02)%	(1.16)%
Ratio of net expenses and Incentive Allocation to average net assets (4)	2.09%		4.04%	4.79%
Ratio of net expenses to average net assets, excluding Incentive Allocation (4)	1.65	%(5)	2.18%	3.79	% (5)
Portfolio Turnover	4.87	%(3) (5)	5.71%	13.05	% (3) (5)

(1)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(3)	Not annualized.
(4)	Annualized.
(5)	The Organizational Expenses and Incentive Allocation are not annualized

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited)

1.	Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser.  The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments.

The Master Fund is a master investment portfolio in a master-feeder structure.  Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeders”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members of the Master Fund (“Members”).

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct, primary and secondary private equity investments (collectively, “Private Equity Investments”).

Private Equity Investments

The Master Fund values interests in Private Equity Investments at fair value, which ordinarily is based on the value determined by their respective investment managers, in accordance with procedures established by the Board. Private Equity Investments are subject to the terms of their respective offering documents.  Valuations of Private Equity Investments are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.  If the Adviser determines that the most recent value reported by a Private Equity Investment does not represent fair value or if a Private Equity Investment fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used in valuing the Master Fund's Private Equity Investments at fair value.  The inputs or methodology used for valuing the Master Fund's Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.  The Master Fund's valuation procedures require evaluation of all relevant factors available at the time the Master Fund values its investments.  The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period.  The quoted market price used for financial assets held by the Master Fund is the bid price at the end of the reporting period.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

2.	Significant Accounting Policies (continued)
b. Valuation of Investments (continued)

In assessing the fair value of non-traded financial instruments, the Master Fund uses a variety of methods such as time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at each end of the reporting period.  Quoted market prices or dealer quotes for specific similar instruments are used for long-term debt where appropriate.  Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Daily Traded Direct Investments

The Master Fund values direct investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date.  If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded.  Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers.  High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost, which the Boards of Managers have determined to approximate fair value.

The Master Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies. Accordingly, in circumstances in which net asset value of an investment in an investment company is not determinative of fair value, the Master Fund estimates the fair value of such investment using the net asset value of the investment (or its equivalent) without further adjustment, if the net asset value of the investment is determined in accordance with the specialized accounting guidance for Investment Companies as of the reporting entity's measurement date.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts.  At times, such amounts may exceed federally insured limits.

The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. dollars.  Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates.  As of September 30, 2011 the Master Fund has twenty-seven investments denominated in Euros, five investments denominated in Australian Dollars, two investments denominated in Swedish Kronor, one investment denominated in Norwegian Kronor, one investment denominated in British Pounds, and one investment denominated in Hong Kong Dollars.  The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

2.	Significant Accounting Policies (continued)
e. Investment Income

The Master Fund initially records distributions of cash or in-kind securities at fair value from Private Equity Investments based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions, from managers of the Private Equity Investments. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

f. Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

g. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2011, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

3.	Fair Value Measurements

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis.  Management continues to evaluate the application of Improving Disclosure about Fair Value Measurements to the Master Funds, and is not in a position at this time to evaluate the significance of its impact, if any on the Master Fund’s financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

3.	Fair Value Measurements (continued)

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•     Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter.   The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  As required by Fair Value Measurements, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•     Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•     Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

3.	Fair Value Measurements (continued)

Investments	Level 1	Level 2	Level 3	Total
Direct Investments*	$-	$-	$112,696,902	$112,696,902
Primary Investments*	-	-	1,462,444	1,462,444
Secondary Investments*	-	-	93,890,830	93,890,830
Short-Term Investments	55,000,000	-	-	55,000,000
Total	$55,000,000	$-	$208,050,176	$263,050,176

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Primary Investments	Secondary Investments	Total
Balance as of April 1, 2011	$61,284,877	$976,299	$51,986,768	$114,247,944
Realized gain	407,786	-	-	407,786
Net change in unrealized appreciation	629,132	(198,636)	6,244,576	6,675,072
Net purchases (sales)	50,375,107	684,781	35,659,486	86,719,374
Net transfers in or out of Level 3	-	-	-	-
Balance as of September 30, 2011	$112,696,902	$1,462,444	$93,890,830	$208,050,176

The amount of the net change in unrealized appreciation/depreciation for the six month period ended September 30, 2011 relating to investments in Level 3 assets still held at September 30, 2011 is $6,675,072, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.   Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

4.	Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which Interests are purchased, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

5.	Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

6.	Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program.

In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation and thus, does not participate in the Members’ Equity Allocation.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”).  Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated and charged to each Member as of the end of each Allocation Period. The Allocation Period with respect to a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred.  In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending.  The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred.  For the six month period ended September 30, 2011 an aggregate Incentive Allocation of $997,447 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives a fee of $35,000 per year, plus a one-time start-up bonus of $5,000 in connection with the establishment of the Master Fund. In addition, the Master Fund pays an additional fee of $10,000 per year (i) to the Chairman of the Board and to the Chairman of the Audit Committee.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2011 (unaudited) (continued)

7.	Accounting, Administration, and Custodial Agreement (continued)

(the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2011, the total administration fee was $93,624.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8.	Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2011 amounted to $94,247,951. Total distribution proceeds from redemptions of Private Equity Investments for the six month period ended September 30, 2011 amounted to $7,528,577. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2011.

9.	Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments

As of September 30, 2011, the Master Fund had contributed 75% or $194,701,899 of the total of $259,402,098 in capital commitments to the Private Equity Investments.  Direct Investments contributed $111,598,914 of $114,967,040 in total commitments, Secondary Investments contributed $81,435,383 of $123,727,529 in total commitments, and Primary Investments contributed $1,667,602 of $20,707,529 in total commitments as of September 30, 2011.

11.	Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years.  The Master Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner.

Interests in the Master Fund provide limited liquidity since Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements. Effective October 1, 2011 and November 1, 2011, there were additional capital contributions to the Fund in the amounts of $12,860,515 and $14,577,036, respectively.  In addition, the board accepted tender requests in the amount of $3,088,845, which will be effective as of December 31, 2011.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable to semi-annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Institutional), LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date	December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(principal executive officer)

Date	December 1, 2011

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer
(principal financial officer)

Date	December 1, 2011

* Print the name and title of each signing officer under his or her signature.